ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($) d	Mar. 31, 2025 d	Dec. 31, 2024 d	Dec. 31, 2023 d	May 31, 2025	Mar. 31, 2024 USD ($)
Subsequent Event [Line Items]
Principal amount | $						$ 56,000
Interest rate				5.00%
Trading days | d		10	10	10
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount | $	$ 210,000
Original issue discount percentage	10.00%				10.00%
Interest rate	10.00%				6.00%
Conversion price ratio	55
Trading days | d	20
Maturity date	Apr. 29, 2026